                                [JPMORGAN LOGO]




                      MUTUAL INVESTMENT FUND OF CONNECTICUT
                                  ANNUAL REPORT

                                DECEMBER 31, 2002

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
PORTFOLIO OF INVESTMENTS

As of December 31, 2002
(Amounts in thousands, except share amounts)

SHARES   ISSUER                                     VALUE
---------------------------------------------------------
         LONG-TERM INVESTMENTS -- 100.0%

         COMMON STOCKS -- 100.0%
         AEROSPACE -- 2.8%
   250   General Dynamics Corp.                     $ 20
   260   Lockheed Martin Corp.                        15
   470   United Technologies Corp.                    29
                                                    ----
                                                      64
         APPAREL -- 0.9%
   250   Jones Apparel Group, Inc.*                    9
   270   Nike, Inc., Class B                          12
                                                    ----
                                                      21
         AUTOMOTIVE -- 0.9%
   260   Johnson Controls, Inc.                       21

         BANKING -- 3.4%
   720   Bank One Corp.                               26
 2,413   U.S. Bancorp                                 52
                                                    ----
                                                      78
         BIOTECHNOLOGY -- 1.9%
   710   Amgen, Inc.*                                 34
   410   MedImmune, Inc.*                             11
                                                    ----
                                                      45
         BUSINESS SERVICES -- 1.0%
 1,350   Accenture LTD, (Bermuda), Class A*           24

         CHEMICALS -- 1.2%
   400   Air Products & Chemicals, Inc.               17
   210   PPG Industries, Inc.                         11
                                                    ----
                                                      28
         COMPUTER NETWORKS -- 2.0%
 3,490   Cisco Systems, Inc.*                         46

         COMPUTER SOFTWARE -- 4.8%
 2,130   Microsoft Corp.*                            110

         COMPUTERS/COMPUTER HARDWARE -- 4.1%
   660   Dell Computer Corp.*                         18
 1,670   Hewlett-Packard Co.                          29
   390   International Business Machines Corp.        30
   760   NCR Corp.*                                   18
                                                    ----
                                                      95

                       See notes to financial statements.

SHARES   ISSUER                                            VALUE
----------------------------------------------------------------
         LONG-TERM INVESTMENTS -- (CONTINUED)

         CONSUMER PRODUCTS -- 4.8%
   710   Philip Morris Companies, Inc.                      $ 29
   720   Procter & Gamble Co.                                 62
   640   The Gillette Co.                                     19
                                                            ----
                                                             110
         DIVERSIFIED -- 6.1%
 4,740   General Electric Co.                                115
 1,578   Tyco International LTD (Bermuda)                     27
                                                            ----
                                                             142
         ENVIRONMENTAL SERVICES -- 1.1%
 1,150   Waste Management, Inc.                               26

         FINANCIAL SERVICES -- 11.7%
   520   Capital One Financial Corp.                          15
   710   CIT Group, Inc.                                      14
 2,510   Citigroup, Inc.                                      89
   840   Countrywide Financial Corp.                          43
 1,230   Freddie Mac                                          73
   390   Morgan Stanley                                       16
 1,880   The Charles Schwab Corp.                             20
                                                            ----
                                                             270
         FOOD/BEVERAGE PRODUCTS -- 3.4%
   530   Kraft Foods, Inc., Class A                           21
   720   The Coca-Cola Co.                                    30
   440   Unilever NV, N.Y. Registered Shares (The             27
         Netherlands)
                                                            ----
                                                              78
         INSURANCE -- 4.5%
   896   Ambac Financial Group, Inc.                          50
   380   CIGNA Corp.                                          16
 2,510   Travelers Property Casualty Corp., Class A *         37
                                                            ----
                                                             103
         MACHINERY & ENGINEERING EQUIPMENT -- 1.7%
   910   Ingersoll-Rand Co., LTD, (Bermuda), Class A          39

         METALS/MINING -- 0.9%
   890   Alcoa, Inc.                                          20

         MULTI-MEDIA -- 4.9%


                       See notes to financial statements.

SHARES   ISSUER                                            VALUE
----------------------------------------------------------------
         LONG-TERM INVESTMENTS -- (CONTINUED)

 1,480   AOL Time Warner, Inc.*                             $ 19
   270   Gannett Co., Inc.                                    19
 1,880   Liberty Media Corp., Class A*                        17
   470   Tribune Co.                                          21
   900   Viacom, Inc., Class B*                               38
                                                            ----
                                                             114
         OIL & GAS -- 10.3%
   180   Anadarko Petroleum Corp.                              9
   640   ChevronTexaco Corp.                                  43
   504   ConocoPhillips                                       24
   320   Cooper Cameron Corp.*                                16
   650   Devon Energy Corp.                                   30
 2,848   ExxonMobil Corp.                                     99
   780   Rowan Companies, Inc.                                18
                                                            ----
                                                             239
         PAPER/FOREST PRODUCTS -- 0.7%
   350   Temple-Inland, Inc.                                  16

         PHARMACEUTICALS -- 9.8%
   710   Abbott Laboratories                                  28
   710   Eli Lilly & Co.                                      45
 2,205   Pfizer, Inc.                                         68
   980   Pharmacia Corp.                                      41
   700   Schering-Plough Corp.                                16
   780   Wyeth                                                29
                                                            ----
                                                             227
         RETAILING -- 5.7%
 1,420   Home Depot, Inc.                                     34
   910   Target Corp.                                         27
   850   The TJX Companies, Inc.                              17
 1,080   Wal-Mart Stores, Inc.                                54
                                                            ----
                                                             132
         SEMI-CONDUCTORS -- 3.0%
   910   Altera Corp.*                                        11
 1,410   Applied Materials, Inc.*                             18
 1,570   Intel Corp.                                          25
   640   Linear Technology Corp.                              16
                                                            ----
                                                              70
         TELECOMMUNICATIONS -- 2.9%


                       See notes to financial statements.

SHARES   ISSUER                                           VALUE
----------------------------------------------------------------
         LONG-TERM INVESTMENTS -- (CONTINUED)

   840   SBC Communications, Inc.                         $   23
 2,770   Sprint Corp. - PCS Group*                            12
   832   Verizon Communications, Inc.                         32
                                                          ------
                                                              67
         TOYS & GAMES -- 1.9%
 2,250   Mattel, Inc.                                         43

         UTILITIES -- 3.6%
   780   DTE Energy Co.                                       37
 1,080   PG&E Corp.*                                          15
   948   Pinnacle West Capital Corp.                          32
                                                          ------
                                                              84
----------------------------------------------------------------
         Total Investments -- 100.0%                      $2,312
         (Cost $2,034)
----------------------------------------------------------------

Index:
*  Non-Income producing security.


                       See notes to financial statements.

      MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
      STATEMENT OF ASSETS & LIABILITIES

As of December 31, 2002
(Amounts in thousands, except per share amounts)

ASSETS:
    Investment securities, at value                                             $ 2,312
    Cash                                                                            218
    Receivables:
      Fund shares sold                                                               14
      Interest and dividends                                                          7
      Expense reimbursement                                                          30
---------------------------------------------------------------------------------------
Total Assets                                                                      2,581
---------------------------------------------------------------------------------------
LIABILITIES:
    Payables:
      Dividends                                                                      19
    Accrued liabilities:
      Custodian and fund accounting fees                                              7
      Directors' fees                                                                 2
      Legal fees                                                                     12
      Other                                                                          29
---------------------------------------------------------------------------------------
Total Liabilities                                                                    69
---------------------------------------------------------------------------------------
NET ASSETS:
    Paid in capital                                                              11,102
    Accumulated undistributed (overdistributed) net investment income                (7)
    Accumulated net realized gain (loss) on investments                          (8,861)
    Net unrealized appreciation (depreciation) of investments                       278
---------------------------------------------------------------------------------------
Total Net Assets                                                                $ 2,512
---------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (2,000,000 shares authorized
  without par value):                                                               119
Net asset value, redemption and offering price per share:                       $ 21.13
---------------------------------------------------------------------------------------
Cost of investments                                                             $ 2,034
=======================================================================================


                       See notes to financial statements.

   MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
   STATEMENT OF OPERATIONS

As of December 31, 2002
(Amounts in thousands)

DIVIDEND INCOME:                                                    $    311
-----------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                 125
Administration fees                                                        6
Custodian and fund accounting fees                                        48
Printing and postage                                                      17
Professional fees                                                         90
Transfer agent fees                                                       10
Directors' fees                                                            4
Other                                                                      3
-----------------------------------------------------------------------------
Total expenses                                                           303
-----------------------------------------------------------------------------
   Less expense reimbursements                                           100
   Less earnings credits                                                  10
-----------------------------------------------------------------------------
     Net expenses                                                        193
-----------------------------------------------------------------------------
Net investment income                                                    118
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
   Net realized gain (loss) on transactions from:

     Investments                                                      (4,672)
   Change in net unrealized appreciation (depreciation) of:
     Investments                                                      (3,553)
-----------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments             (8,225)
-----------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations            $ (8,107)
-----------------------------------------------------------------------------


                       See notes to financial statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated

(Amounts in thousands)

                                                                                        YEAR ENDED
                                                                               ---------------------------
                                                                                12/31/02           12/31/01
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                                                       $    118            $    145
   Net realized gain (loss) on investments                                       (4,672)             (3,927)
   Change in net unrealized appreciation (depreciation) of investments           (3,553)               (846)
------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets from operations                          (8,107)             (4,628)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                           (132)               (147)
   Net realized gain on investment transactions                                       -                 (36)
------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                                          (132)               (183)
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                                      136                 427
   Dividends reinvested                                                              27                  37
   Cost of shares redeemed                                                      (22,399)             (3,141)
------------------------------------------------------------------------------------------------------------
      Increase (decrease) from capital share transactions                       (22,236)             (2,677)
------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                   (30,475)             (7,488)
------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                           32,987              40,475
------------------------------------------------------------------------------------------------------------
   End of period                                                               $  2,512            $ 32,987
------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $     (7)           $      7
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Issued                                                                             5                  15
   Reinvested                                                                         1                   1
   Redeemed                                                                      (1,033)               (109)
------------------------------------------------------------------------------------------------------------
      Change in Shares                                                           (1,027)                (93)
------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION
Mutual Investment Fund of Connecticut, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stock. Under the terms of its Bylaws and Certificate of Incorporation, fund shares may be owned by state bank and trust companies, national banks, state or federally chartered savings and loan associations or state or federally chartered savings banks (and pension plans of the preceding) located in Connecticut, by Connecticut bank trade associations of any of the foregoing, provided any such trade association is classified as such under Section 501(e)(6) of the Internal Revenue Code.

2.   SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUND:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATIONS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities (other than convertible bonds) with a maturity of 61 days or more held by the Fund will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Directors.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated using the identified cost basis. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

C. FEDERAL INCOME TAX -- The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

D. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The tax character of distributions paid during the year ended December 31, 2002 were as follows (amounts in thousands):

  ORDINARY          LONG-TERM            RETURN OF         TOTAL
   INCOME         CAPITAL GAIN            CAPITAL      DISTRIBUTIONS
   ------         ------------            -------      -------------
  $  132            $  --                 $   --         $   132

At December 31, 2002, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

Current distributable ordinary income       $     -
Plus/Less: cumulative timing differences         (7)
                                            -------

Undistributed ordinary income or
overdistribution of ordinary income         $    (7)
                                            =======
Current distributable long-term capital
gain or tax basis capital loss carryover     (8,798)
Plus/Less: cumulative timing differences          -
                                            -------

Undistributed long-term gains/
accumulated capital loss                     (8,798)
                                            =======

Unrealized appreciation (depreciation)      $   215
                                            =======

The difference between book and tax basis unrealized appreciation (depreciation) is primarily attributed to wash sales. The cumulative timing difference account primarily consists of dividends payable.

At December 31, 2002, the Fund has capital loss carryovers, which will be available to offset future capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands):

  AMOUNT           EXPIRATION DATE
  ------           ---------------
 $ 3,902           December 31,2009
   4,896           December 31,2010
 -------
 $ 8,798


3.   TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEES -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM" or "Adviser") acts as the investment adviser to the Fund. JPMIM is an affiliate of JPMorgan Chase Bank ("JPMCB") and a wholly owned subsidiary of JPMorgan Chase & Co. The Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.50% of the first $75 million of the Fund's average daily net assets and 0.45% of the next $75 million of the Fund's average daily net assets. Notwithstanding the foregoing, the Fund has agreed to pay JPMIM a minimum annual fee of $125,000 for its services as investment advisor.

B. ADMINISTRATIVE SERVICES -- Pursuant to a Services Agreement, JPMCB acts as the Fund's custodian, transfer agent and registrar, and provides financial and fund accounting oversight services to the Fund. JPMCB is also responsible for certain usual and customary expenses incurred by the Fund. These expenses include, but are not limited to the following: federal and state governmental fees, interest charges, taxes, expenses of the Fund's administrator, fees and expenses of any sub-custodian or sub-transfer agent, expenses of the Fund's Directors in connection with their duties as Directors, fees and expenses of the Fund's independent auditors and legal counsel, the expenses of printing and mailing reports, notices and proxies to Fund shareholders, the expenses of meetings of shareholders and of the Board of Directors, and insurance premiums. The Fund will pay these expenses directly and such amounts will be deducted from the fee to be paid to JPMCB under the Services Agreement. This fee is computed daily and payable monthly at the annual rate of 0.28% of the Fund's average daily net assets. If such amounts are more than the amount of JPMCB's fee under the Services Agreement, JPMCB will reimburse the Fund for such excess amounts.

C. ADMINISTRATION -- Administration of the Fund is currently provided by the Connecticut Banker's Association (the "Association"). The Association is reimbursed for reasonable expenses incurred in connection with such administration.

4.   INVESTMENT TRANSACTIONS
For the year ended December 31, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

   PURCHASES                   SALES
(EXCLUDING U.S.           (EXCLUDING U.S.
  GOVERNMENT)               GOVERNMENT)
  -----------               -----------
   $ 12,864                  $ 34,184

5.   FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2002 were as follows (amounts in thousands):

                      GROSS                 GROSS            NET UNREALIZED
AGGREGATE          UNREALIZED             UNREALIZED          APPRECIATION
  COST            APPRECIATION           DEPRECIATION        (DEPRECIATION)
---------------------------------------------------------------------------
$ 2,097             $   451               $   (236)             $   215

6.   CONCENTRATIONS
From time to time, the Fund may have a concentration of several shareholders which may hold a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

7.   SUBSEQUENT EVENT
Effective January 29, 2003, all outstanding shares were liquidated and the Fund terminated investment company activities.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
FINANCIAL HIGHLIGHTS

                                                                                                YEAR ENDED
                                                                       -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                       12/31/02    12/31/01       12/31/00     12/31/99   12/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $28.79      $32.66         $36.02       $37.08     $35.72
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                  0.20        0.14           0.15         0.23       0.31
   Net gains or losses on securities (both realized and unrealized)      (7.59)      (3.86)         (2.66)        4.84       8.15
                                                                        ------      ------         ------       ------     ------
       Total from investment operations                                  (7.39)      (3.72)         (2.51)        5.07       8.46
                                                                        ------      ------         ------       ------     ------
Less distributions:
   Dividends from net investment income                                   0.27        0.12           0.15         0.22       0.31
   Distributions from capital gains                                          -        0.03           0.70         5.91       6.79
                                                                        ------      ------         ------       ------     ------
       Total distributions                                                0.27        0.15           0.85         6.13       7.10
                                                                        ------      ------         ------       ------     ------
Net asset value, end of period                                          $21.13      $28.79         $32.66       $36.02     $37.08
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            (25.70%)    (11.37%)        (7.16%)      14.42%     23.92%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                                    $ 3        $ 33           $ 40         $ 44       $ 43
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                           0.79%       0.78%          0.78%        0.78%      0.78%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                  0.48%       0.39%          0.43%        0.60%      0.76%
----------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursements and earnings credits                   1.24%       0.83%          0.78%        0.80%      0.79%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income without reimbursements and earnings credits      0.03%       0.34%          0.43%        0.58%      0.75%
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     55%         87%            63%          93%        90%
----------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual Investment Fund of Connecticut, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mutual Investment Fund of Connecticut, Inc. (hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 7 to the financial statements, on January 29, 2003, all outstanding shares were liquidated and the Fund terminated investment company activities.

PricewaterhouseCoopers LLP
New York, New York
February 18, 2003

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
TAX LETTER (UNAUDITED)


Certain tax information for the Mutual Investment Fund of Connecticut, Inc. that is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2002. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ended December 31, 2002. The information necessary to complete your income tax returns for the calendar year ended December 31, 2002 will be received under separate cover.

The following represents the dividends received deduction and long-term capital gains distributed by the Fund for the year ended December 31, 2002.

                                                                         LONG-TERM
                                               DIVIDENDS RECEIVED      CAPITAL GAINS
FUND                                              DEDUCTION            DISTRIBUTION
------------------------------------------------------------------------------------
Mutual Investment Fund of Connecticut, Inc.        100.0 %                 $ -